Organization and Basis of Presentation - Additional Information (Detail) $ in Thousands		8 Months Ended	9 Months Ended
	Jul. 03, 2019	Dec. 31, 2018 USD ($)	Sep. 30, 2019 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split ratio	0.125
Accumulated deficit		$ (17,348)	$ (51,949)
Proceeds from the issuance of preferred stock, net		$ 59,785	$ 59,977